Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 27,445	$ 21,243
Short-term investment in time deposits	14,000	17,000
Inventories	1,434	1,889
Trade accounts receivable, net	2,473	5,040
Prepayments and other current assets	393	706
Insurance claim receivable	340	245
Total current assets	46,085	46,123
FIXED ASSETS, NET:
Vessels, net	136,728	140,024
Advance for vessel additions		170
Total fixed assets, net	136,728	140,194
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	1,350	1,350
Deferred dry-dock and special survey costs, net	2,430	1,214
Total other non-current assets	3,780	2,564
Total assets	186,593	188,881
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	7,572	7,561
Trade accounts payable	2,057	2,107
Hire collected in advance	1,302	111
Accrued and other liabilities	1,245	1,502
Total current liabilities	15,277	12,254
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	73,173	76,963
Total non-current liabilities	73,173	76,963
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; nil Series A Convertible Preferred Shares issued and outstanding as at December 31, 2024 and at June 30, 2025)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,553,399 shares issued and outstanding as at December 31, 2024 and 10,485,865 at June 30, 2025, respectively)	11	11
Additional paid-in capital	97,907	98,035
Accumulated deficit	(5,907)	(4,670)
Total equity attributable to Pyxis Tankers Inc. and subsidiaries	92,011	93,376
Non-controlling interest	6,132	6,288
Total stockholders’ equity	98,143	99,664
Total liabilities and stockholders’ equity	186,593	188,881
Related Party [Member]
CURRENT LIABILITIES:
Due to related parties	$ 3,101	$ 973